BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Purchase Price Allocation - Iron Protection Group [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Intangible assets:
Finite-lived Intangible Assets Acquired	$ 1,887,000
Goodwill	187,000
Customer Relationships [Member]
Intangible assets:
Finite-lived Intangible Assets Acquired	1,000,000
Marketing-Related Intangible Assets [Member]
Intangible assets:
Finite-lived Intangible Assets Acquired	200,000
Noncompete Agreements [Member]
Intangible assets:
Finite-lived Intangible Assets Acquired	$ 500,000